Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Revenue and Income from Vessel Operations by Segment
The following table includes results for the Company’s revenue and income from vessel operations by segment for the periods presented in these financial statements.

	Revenues (1)			Income from Vessel Operations (2)
	Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Teekay Offshore
Offshore Logistics	636,421	667,629	631,455	86,099	108,119	146,756
Offshore Production	495,223	531,554	354,518	140,264	165,152	95,991
Conventional Tankers	20,746	30,230	33,566	4,490	10,128	13,471
	1,152,390	1,229,413	1,019,539	230,853	283,399	256,218
Teekay LNG
Liquefied Gas Carriers	336,530	305,056	307,426	174,600	151,200	156,868
Conventional Tankers	59,914	92,935	95,502	(21,419)	30,172	26,955
	396,444	397,991	402,928	153,181	181,372	183,823
Teekay Tankers (3)
Conventional Tankers	526,896	504,347	235,593	86,456	184,083	58,271
Teekay Parent
Offshore Production	231,435	277,842	259,945	(48,310)	(40,227)	(78,804)
Conventional Tankers	32,967	65,777	94,376	(15,967)	4,984	(12,407)
Other	76,111	75,547	95,791	(32,219)	5,015	17,488
	340,513	419,166	450,112	(96,496)	(30,228)	(73,723)
Eliminations and other	(87,674)	(100,535)	(114,252)	10,296	6,506	2,570
	2,328,569	2,450,382	1,993,920	384,290	625,132	427,159

(1)
Certain vessels are chartered between the Daughter Companies and Teekay Parent. The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the year ended 2016, 2015 and 2014 is as follows:

	Year Ended December 31,
	2016	2015	2014
Teekay Offshore - Offshore Logistics	43,104	38,734	34,603
Teekay Offshore - Conventional Tankers	6,410	29,259	32,411
Teekay LNG - Liquefied Gas Carriers	37,336	35,887	37,596
Teekay Tankers - Conventional Tankers	5,404	1,380	13,707
Teekay Parent - Conventional Tankers	—	3,080	—
	92,254	108,340	118,317

(2)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(3)
Financial information for Teekay Tankers includes operations of the Explorer Spirit, formerly known as the SPT Explorer, and Navigator Spirit from December 18, 2015, the date Teekay Tankers acquired the vessels from Teekay Offshore.

Revenues and Percentage of Consolidated Revenues
The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented. All of these customers are international oil companies.

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
(U.S. dollars in millions)	2016	2015	2014
Royal Dutch Shell Plc (1) (2)	$429.9 or 19%	(5)	(5)
BG Group (1) (2)	(2)	$263.4 or 11%	(5)
Petroleo Brasileiro SA (3)	$223.7 or 10%	$231.8 or 10%	$248.2 or 12%
Statoil ASA (4)	(5)	(5)	$239.8 or 12%

(1)	Teekay Offshore - Offshore Logistics and Offshore Production.

(2)	In February 2016, Royal Dutch Shell Plc acquired BG Group Plc and therefore includes revenues from both Royal Dutch Shell Plc and BG Group Plc for 2016.

(3)	Teekay Offshore - Offshore Logistics and Offshore Production, Teekay Tankers - Conventional Tankers and Teekay Parent – Conventional Tankers

(4)	Teekay Offshore - Offshore Logistics, Teekay Tankers—Conventional Tankers, Teekay Parent – Offshore Production and Teekay Parent – Conventional Tankers

(5)	Less than 10%

Other Income Statement Items by Segment
The following table includes other income statement items by segment for the periods presented in these financial statements.

	Depreciation and Amortization			Asset Impairments, Loan Loss Recoveries, and Net (Loss) Gain on Sale of Vessels, Equipment and Other Operating Assets			Equity Income (Loss)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Teekay Offshore
Offshore Logistics	(150,813)	(130,102)	(118,968)	(40,079)	(66,101)	(1,638)	—	—	—
Offshore Production	(149,198)	(137,914)	(72,905)	—	—	—	17,933	7,672	10,341
Conventional Tankers	—	(6,583)	(6,680)	—	(3,897)	—	—	—	—
	(300,011)	(274,599)	(198,553)	(40,079)	(69,998)	(1,638)	17,933	7,672	10,341
Teekay LNG
Liquefied Gas Carriers	(80,084)	(71,323)	(71,711)	—	—	—	62,307	84,171	115,478
Conventional Tankers	(15,458)	(20,930)	(22,416)	(38,976)	—	—	—	—	—
	(95,542)	(92,253)	(94,127)	(38,976)	—	—	62,307	84,171	115,478
Teekay Tankers (1)
Conventional Tankers	(104,149)	(71,429)	(50,152)	(20,594)	771	9,955	13,101	14,411	5,228
Teekay Parent
Offshore Production	(70,855)	(69,508)	(78,630)	(110)	(948)	3,456	(575)	(12,196)	(1,357)
Conventional Tankers	(1,717)	(2,852)	(2,216)	(12,487)	—	(502)	5,089	16,712	3,052
Other	449	451	774	—	—	—	(1,838)	(1,101)	(2,546)
	(72,123)	(71,909)	(80,072)	(12,597)	(948)	2,954	2,676	3,415	(851)
Eliminations and other	—	690	—				(10,378)	(6,798)	(2,082)
	(571,825)	(509,500)	(422,904)	(112,246)	(70,175)	11,271	85,639	102,871	128,114

(1)
Financial information for Teekay Tankers includes operations of the Explorer Spirit, formerly known as the SPT Explorer and Navigator Spirit from December 18, 2015, the date Teekay Tankers acquired the vessels from Teekay Offshore.

Reconciliation of Total Segment Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2016 $	December 31, 2015 $
Teekay Offshore - Offshore Logistics	2,677,784	2,591,489
Teekay Offshore - Offshore Production	2,672,100	2,717,193
Teekay Offshore - Conventional Tankers	4,818	63,900
Teekay LNG - Liquefied Gas Carriers	3,957,088	3,550,396
Teekay LNG - Conventional Tankers	193,553	360,527
Teekay Tankers - Conventional Tankers	1,864,317	2,073,059
Teekay Parent - Offshore Production	635,364	710,533
Teekay Parent - Conventional Tankers	55,937	142,236
Teekay Parent - Other	13,208	17,256
Cash and cash equivalents	567,994	678,392
Other assets not allocated	287,138	301,586
Eliminations	(114,549)	(145,319)
Consolidated total assets	12,814,752	13,061,248

Capital Expenditures by Segment
The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2016 $	December 31, 2015 $
Teekay Offshore - Offshore Logistics	228,347	552,219
Teekay Offshore - Offshore Production	66,234	120,160
Teekay Offshore - Conventional Tankers	—	97
Teekay LNG - Liquefied Gas Carriers	344,924	191,642
Teekay LNG - Conventional Tankers	63	327
Teekay Tankers - Conventional Tankers	9,226	848,250
Teekay Parent - Offshore Production	—	57,778
Teekay Parent - Conventional Tankers	—	92
Teekay Parent - Other	88	199
	648,882	1,770,764